Lease Commitments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 5,857
Operating Leases, Future Minimum Payments, Due in Two Years	4,250
Operating Leases, Future Minimum Payments, Due in Three Years	3,618
Operating Leases, Future Minimum Payments, Due in Four Years	1,463
Operating Leases, Future Minimum Payments, Due Thereafter	1,905
Operating Leases, Future Minimum Payments Due	17,093
Operating Leases, Rent Expense	$ 5,600	$ 5,000	$ 4,300